Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000026768 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000026768 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026768 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000026768 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026768 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	74.50%
C000026768 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000026768 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000026768 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000026775 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000026775 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000026775 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026775 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026775 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026775 | U.S. Government Agency Commericial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026775 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000026776 | Packaging
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026776 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026776 | Independent Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026776 | Gaming
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026776 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026776 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026776 | Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026776 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026776 | Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000026776 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000026777 | Packaging
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026777 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026777 | Independent Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026777 | Gaming
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026777 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026777 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026777 | Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026777 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026777 | Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000026777 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000026779 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000026779 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000026779 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026779 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026779 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026779 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000026779 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000026779 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000026779 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000026779 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000026780 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000026780 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000026780 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026780 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026780 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026780 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000026780 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000026780 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000026780 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000026780 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000026773 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000026773 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026773 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000026773 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026773 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026773 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000026773 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000026773 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000026773 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000026773 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000026773 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000026773 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000026773 | Federated Hermes Short-Intermediate Government Fund, Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000026773 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026773 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026773 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026773 | Federated Hermes High Income Bond Fund II, Class P
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000026773 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026773 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026773 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000026773 | Domestic Fixed-Income Securities
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000199834 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000199834 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000199834 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000199834 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000199834 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000199834 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000199834 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000199834 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000199834 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000199834 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000199834 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000199834 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000199834 | Federated Hermes Short-Intermediate Government Fund, Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000199834 | Foreign Governments/Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000199834 | Bank Loan Core Fund
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000199834 | Emerging Markets Core Fund
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000199834 | Federated Hermes High Income Bond Fund II, Class P
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000199834 | International Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000199834 | Project and Trade Finance Core Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000199834 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000199834 | Domestic Fixed-Income Securities
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000026769 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026769 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026769 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000026769 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026769 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000026770 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000026770 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026770 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000026770 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000026770 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	95.40%

[1]	Represents less than 0.1%.
[2]	Represents less than 0.1%.
[3]	Represents less than 0.1%.
[4]	Represents less than 0.1%.